Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Jan. 03, 2021 USD ($) restaurant	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Sep. 27, 2020 restaurant
Lessee, Lease, Description [Line Items]
Lease term	20 years
Sublease includes options to extend sublease term, up to	25 years
Proceeds from sale-leaseback transactions	$ 17,222	$ 0	$ 0
Loss (gain) on disposals of property and equipment, net	(3,267)	$ (6)	$ (757)
Continuing Operations
Lessee, Lease, Description [Line Items]
Proceeds from sale-leaseback transactions	$ 13,300
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Lessee, Lease, Description [Line Items]
Number of restaurants | restaurant	8
Loss (gain) on disposals of property and equipment, net	$ (3,300)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Sale-leaseback transaction
Lessee, Lease, Description [Line Items]
Number of restaurants | restaurant	5
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Sale-leaseback transaction | Continuing Operations
Lessee, Lease, Description [Line Items]
Loss (gain) on disposals of property and equipment, net	$ 2,700
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Sale-leaseback transaction | Pollo Tropical
Lessee, Lease, Description [Line Items]
Number of restaurants | restaurant	3			2
Minimum
Lessee, Lease, Description [Line Items]
Lease term	20 years
Remaining lease term	10 months 24 days
Sublease, remaining lease term	1 year 3 months 18 days
Maximum
Lessee, Lease, Description [Line Items]
Lease term	40 years
Remaining lease term	21 years 4 months 24 days
Sublease, remaining lease term	16 years 6 months